FINANCIAL INSTRUMENTS - Contractual maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total exposure	$ 13,058	$ 12,311
Within 90 days or less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total exposure	12,661	12,311
In later than 90 days, not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total exposure	$ 397	$ 0